Portfolio of Investments
Columbia Acorn® Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 3.4%
Entertainment 3.4%
Roblox Corp., Class A(a)	601,850	45,469,768
Roku, Inc., Class A(a)	116,894	36,628,735
Take-Two Interactive Software, Inc.(a)	211,000	32,508,770
Zynga, Inc., Class A(a)	5,912,599	44,521,870
Total		159,129,143
Total Communication Services		159,129,143
Consumer Discretionary 19.8%
Auto Components 1.3%
Visteon Corp.(a)	652,503	61,589,758
Diversified Consumer Services 2.8%
Bright Horizons Family Solutions, Inc.(a)	342,825	47,796,661
Chegg, Inc.(a)	1,215,143	82,654,027
Total		130,450,688
Hotels, Restaurants & Leisure 6.4%
Churchill Downs, Inc.	227,000	54,498,160
DraftKings, Inc., Class A(a)	812,500	39,130,000
Planet Fitness, Inc., Class A(a)	1,589,146	124,827,418
Wingstop, Inc.	482,304	79,064,095
Total		297,519,673
Household Durables 1.5%
NVR, Inc.(a)	7,090	33,990,027
Skyline Champion Corp.(a)	591,605	35,531,796
Total		69,521,823
Internet & Direct Marketing Retail 3.0%
Etsy, Inc.(a)	590,225	122,743,191
Poshmark, Inc., Class A(a),(b),(c)	730,960	17,367,610
Total		140,110,801
Leisure Products 0.7%
Brunswick Corp.	353,000	33,630,310
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 4.1%
Five Below, Inc.(a)	357,225	63,160,952
Floor & Decor Holdings, Inc.(a)	518,000	62,569,220
Vroom, Inc.(a),(c)	1,415,207	31,233,619
Williams-Sonoma, Inc.	186,700	33,107,511
Total		190,071,302
Total Consumer Discretionary		922,894,355
Consumer Staples 1.9%
Food & Staples Retailing 1.0%
BJ’s Wholesale Club Holdings, Inc.(a)	824,000	45,254,080
Household Products 0.9%
WD-40 Co.	184,759	42,768,013
Total Consumer Staples		88,022,093
Energy 1.4%
Oil, Gas & Consumable Fuels 1.4%
Devon Energy Corp.	669,600	23,777,496
Diamondback Energy, Inc.	247,600	23,440,292
Matador Resources Co.	408,166	15,526,635
Total		62,744,423
Total Energy		62,744,423
Financials 5.4%
Banks 1.6%
Lakeland Financial Corp.	586,115	41,754,833
SVB Financial Group(a)	33,614	21,744,224
Western Alliance Bancorp	121,951	13,270,708
Total		76,769,765
Capital Markets 3.8%
Ares Management Corp., Class A	459,290	33,909,381
Foresight Acquisition Corp. PIPE(a),(d),(e),(f),(g),(h)	2,500,000	22,800,000
GCM Grosvenor, Inc., Class A(b),(c)	2,226,000	25,643,520
Hamilton Lane, Inc., Class A(b)	387,300	32,850,786
Houlihan Lokey, Inc., Class A	413,900	38,120,190
Open Lending Corp., Class A(a)	601,000	21,678,070
Total		175,001,947
Total Financials		251,771,712
Columbia Acorn® Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 22.7%
Biotechnology 9.8%
Anika Therapeutics, Inc.(a)	648,943	27,619,014
Argenx SE, ADR(a)	114,951	34,715,202
BioMarin Pharmaceutical, Inc.(a)	468,700	36,225,823
CRISPR Therapeutics AG(a)	152,449	17,063,617
Exact Sciences Corp.(a)	341,400	32,586,630
Fate Therapeutics, Inc.(a)	279,750	16,580,782
Horizon Therapeutics PLC(a)	886,589	97,116,959
Insmed, Inc.(a)	1,675,370	46,139,690
Intellia Therapeutics, Inc.(a)	183,000	24,549,450
Iovance Biotherapeutics, Inc.(a)	650,700	16,046,262
Kura Oncology, Inc.(a)	1,165,552	21,830,789
Mirati Therapeutics, Inc.(a)	187,230	33,122,859
Natera, Inc.(a)	467,100	52,053,624
Total		455,650,701
Health Care Equipment & Supplies 3.9%
Align Technology, Inc.(a)	102,250	68,040,217
Globus Medical, Inc., Class A(a)	433,100	33,184,122
Masimo Corp.(a)	299,100	80,969,361
Total		182,193,700
Health Care Providers & Services 3.5%
Amedisys, Inc.(a)	584,055	87,082,600
Chemed Corp.	92,296	42,928,716
Encompass Health Corp.	479,663	35,993,912
Total		166,005,228
Health Care Technology 1.3%
Doximity, Inc., Class A(a),(c)	518,036	41,805,505
Schrodinger, Inc.(a)	315,300	17,240,604
Total		59,046,109
Life Sciences Tools & Services 4.2%
10X Genomics, Inc., Class A(a)	325,453	47,379,448
Bio-Techne Corp.	159,302	77,192,970
Pacific Biosciences of California, Inc.(a)	1,316,600	33,639,130
Repligen Corp.(a)	133,000	38,435,670
Total		196,647,218
Total Health Care		1,059,542,956
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 12.3%
Electrical Equipment 5.1%
Atkor, Inc.(a)	962,684	83,676,493
Generac Holdings, Inc.(a)	131,180	53,609,331
Plug Power, Inc.(a)	1,723,000	44,005,420
Shoals Technologies Group, Inc., Class A(a)	1,267,675	35,342,779
Sunrun, Inc.(a)	452,000	19,888,000
Total		236,522,023
Machinery 3.1%
IDEX Corp.	133,500	27,627,825
ITT, Inc.	600,721	51,565,891
SPX Corp.(a)	1,233,872	65,950,458
Total		145,144,174
Professional Services 1.8%
Exponent, Inc.	396,300	44,841,345
ICF International, Inc.	441,000	39,376,890
Total		84,218,235
Road & Rail 0.3%
Old Dominion Freight Line, Inc.	50,840	14,539,223
Trading Companies & Distributors 2.0%
SiteOne Landscape Supply, Inc.(a)	470,826	93,915,662
Total Industrials		574,339,317
Information Technology 28.6%
Communications Equipment 1.0%
Calix, Inc.(a)	922,854	45,616,673
Electronic Equipment, Instruments & Components 1.0%
CDW Corp.	270,622	49,258,617
IT Services 6.4%
Endava PLC, ADR(a)	688,725	93,563,291
EPAM Systems, Inc.(a)	87,787	50,080,728
MongoDB, Inc.(a)	166,250	78,388,537
VeriSign, Inc.(a)	217,675	44,625,552
Wix.com Ltd.(a)	165,850	32,501,625
Total		299,159,733

2	Columbia Acorn® Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.3%
Enphase Energy, Inc.(a)	420,200	63,017,394
Teradyne, Inc.	388,911	42,457,414
Total		105,474,808
Software 17.9%
Avalara, Inc.(a)	496,000	86,685,920
Bill.com Holdings, Inc.(a)	460,720	122,989,204
Blackline, Inc.(a)	426,525	50,355,541
Cadence Design Systems, Inc.(a)	481,775	72,960,006
Crowdstrike Holdings, Inc., Class A(a)	92,200	22,660,916
Dolby Laboratories, Inc., Class A	286,357	25,199,416
Elastic NV(a)	301,732	44,955,051
HubSpot, Inc.(a)	61,850	41,816,167
j2 Global, Inc.(a)	309,450	42,277,059
Manhattan Associates, Inc.(a)	197,483	30,220,823
Olo, Inc., Class A(a)	991,000	29,759,730
Sprout Social, Inc., Class A(a)	210,013	25,611,085
Trade Desk, Inc. (The), Class A(a)	1,198,450	84,251,035
Voyager Digital Ltd.(a)	2,318,173	23,335,470
Zendesk, Inc.(a)	504,800	58,753,672
Zscaler, Inc.(a)	268,451	70,393,221
Total		832,224,316
Total Information Technology		1,331,734,147
Materials 2.2%
Chemicals 2.2%
Albemarle Corp.	268,600	58,815,342
Avient Corp.	958,000	44,403,300
Total		103,218,642
Total Materials		103,218,642
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.4%
Real Estate Management & Development 1.4%
Colliers International Group, Inc.	336,817	43,014,899
FirstService Corp.	132,500	23,913,600
Total		66,928,499
Total Real Estate		66,928,499
Total Common Stocks (Cost $3,559,199,525)		4,620,325,287

Securities Lending Collateral 0.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.030%(i),(j)	27,054,300	27,054,300
Total Securities Lending Collateral (Cost $27,054,300)		27,054,300

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(i)	73,147,334	73,140,019
Total Money Market Funds (Cost $73,139,115)		73,140,019
Total Investments in Securities (Cost: $3,659,392,940)		4,720,519,606
Obligation to Return Collateral for Securities Loaned		(27,054,300)
Other Assets & Liabilities, Net		(34,079,820)
Net Assets		4,659,385,486

Columbia Acorn® Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	39,795,717	1,266,128,846	(1,232,780,244)	(4,300)	73,140,019	4,301	42,549	73,147,334
ePlus, Inc.‡,†
	—	47,101,170	(79,036,447)	—	—	7,473,170	—	—
GCM Grosvenor, Inc., Class A‡
	—	—	—	2,341,158	25,643,520	—	511,980	2,226,000
Hamilton Lane, Inc., Class A‡,†
	—	48,305,512	(44,288,825)	—	—	(2,061,166)	707,955	—
Kiniksa Pharmaceuticals Ltd., Class A†
	28,164,513	—	(31,166,940)	3,002,427	—	(4,332,697)	—	—
Poshmark, Inc., Class A‡,†
	—	57,202,730	(11,237,810)	—	—	(4,973,855)	—	—
Total	67,960,230			5,339,285	98,783,539	(3,890,247)	1,262,484

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(c)	All or a portion of this security was on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $25,998,771.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $22,800,000, which represents 0.49% of total net assets.
(e)	At September 30, 2021, the Fund had unfunded commitments to purchase shares for the securities shown below:

Security	Shares	Cost ($)
Foresight Acquisition Corp. PIPE	2,500,000	25,000,000

(f)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2021, the total market value of these securities amounted to $22,800,000, which represents 0.49% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Foresight Acquisition Corp. PIPE	05/26/021	2,500,000	25,000,000	22,800,000

(g)	Valuation based on significant unobservable inputs.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(j)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Acorn® Fund | Quarterly Report 2021

Portfolio of Investments
Columbia Acorn International®, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Australia 4.8%
Bapcor Ltd.	6,204,896	33,469,115
carsales.com Ltd.	1,015,457	18,226,974
Evolution Mining Ltd.	3,069,061	7,760,177
IDP Education Ltd.	1,223,631	29,627,902
Temple & Webster Group Ltd.(a)	2,918,562	26,070,333
Total		115,154,501
Austria 1.0%
S&T AG(b)	900,351	23,397,873
Brazil 2.1%
Notre Dame Intermedica Participacoes SA	1,396,476	19,073,568
TOTVS SA	4,813,065	31,852,888
Total		50,926,456
Cambodia 0.5%
NagaCorp Ltd.	14,981,000	12,781,142
Canada 1.9%
CCL Industries, Inc.	325,951	16,881,719
Osisko Gold Royalties Ltd.	2,541,914	28,557,900
Total		45,439,619
China 2.3%
Shenzhou International Group Holdings Ltd.	1,223,000	25,956,305
Silergy Corp.	199,000	28,945,261
Total		54,901,566
Denmark 3.4%
ALK-Abello AS(a)	78,605	32,980,558
SimCorp AS	404,312	47,771,071
Total		80,751,629
Finland 0.6%
Valmet OYJ	419,361	15,140,637
France 0.6%
Robertet SA	12,457	14,342,989
Germany 8.0%
Eckert & Ziegler Strahlen- und Medizintechnik AG	277,217	35,682,354
Hypoport SE(a)	83,056	55,720,110
Jenoptik AG	1,100,889	37,100,020
Common Stocks (continued)
Issuer	Shares	Value ($)
Nemetschek SE	457,293	47,764,205
TeamViewer AG(a)	528,734	15,468,429
Total		191,735,118
Greece 0.6%
JUMBO SA	905,070	14,736,969
Italy 4.7%
Amplifon SpA	1,002,109	47,625,772
Carel Industries SpA	296,509	8,088,511
GVS SpA	1,176,151	16,691,837
Nexi SpA(a)	2,179,242	40,637,795
Total		113,043,915
Japan 17.3%
Aruhi Corp.	1,130,300	13,177,451
Daifuku Co., Ltd.	582,500	54,630,233
Daiseki Co., Ltd.	955,720	41,739,379
Disco Corp.	54,600	15,292,789
Elecom Co., Ltd.	1,210,600	19,451,934
Fuso Chemical Co., Ltd.	576,000	26,092,917
Hikari Tsushin, Inc.	399,128	67,460,203
NSD Co., Ltd.	751,500	13,693,231
Obic Co., Ltd.	130,100	24,739,553
Seiren Co., Ltd.	882,800	16,607,674
Sekisui Chemical Co., Ltd.	3,846,100	66,084,399
Shima Seiki Manufacturing Ltd.	325,900	6,556,091
Simplex Holdings, Inc.(a)	799,700	14,485,783
Solasto Corp.	1,849,000	24,915,277
Valqua Ltd.	417,900	8,029,291
Total		412,956,205
Malta 0.7%
Kindred Group PLC	1,096,680	16,445,820
Mexico 0.9%
Corporación Inmobiliaria Vesta SAB de CV	12,567,607	21,955,183
Netherlands 4.4%
Argenx SE, ADR(a)	117,667	35,535,434
BE Semiconductor Industries NV	147,790	11,757,516
Columbia Acorn International® | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IMCD NV	294,975	56,452,336
Total		103,745,286
New Zealand 1.9%
Fisher & Paykel Healthcare Corp., Ltd.	2,028,643	44,621,391
Russian Federation 2.1%
TCS Group Holding PLC, GDR	535,514	48,695,120
Singapore 2.2%
Mapletree Commercial Trust	14,011,900	21,234,653
Mapletree Logistics Trust	20,623,244	30,830,383
Total		52,065,036
South Korea 2.3%
Koh Young Technology, Inc.	1,445,508	23,588,372
Korea Investment Holdings Co., Ltd.	436,984	31,402,561
Total		54,990,933
Spain 2.1%
Befesa SA	357,441	27,184,750
Vidrala SA	208,077	22,704,648
Total		49,889,398
Sweden 9.6%
AddTech AB, B Shares	2,440,990	43,497,492
Dometic Group AB	2,217,978	33,492,828
Hexagon AB, Class B	4,383,144	67,798,447
Munters Group AB	3,221,647	26,422,628
Sectra AB, Class B(a)	1,203,895	24,203,317
Sweco AB, Class B	2,087,397	32,952,374
Total		228,367,086
Switzerland 3.5%
Belimo Holding AG, Registered Shares	68,055	36,074,006
Gurit Holding AG	6,659	12,475,577
Inficon Holding AG	19,016	22,205,574
Montana Aerospace AG(a),(c)	333,954	11,910,430
Total		82,665,587
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 5.1%
Parade Technologies Ltd.	860,000	50,340,436
Sinbon Electronics Co., Ltd.	2,454,000	20,635,575
Universal Vision Biotechnology Co., Ltd.	1,139,000	12,517,292
Voltronic Power Technology Corp.	628,408	38,320,121
Total		121,813,424
United Kingdom 14.2%
Abcam PLC(a)	640,980	12,937,574
Auto Trader Group PLC	2,123,901	16,749,517
Dechra Pharmaceuticals PLC	792,600	51,795,538
Diploma PLC	705,911	26,842,427
Genus PLC	377,633	27,607,423
Halma PLC	472,639	18,028,121
Intermediate Capital Group PLC	1,810,459	49,575,179
Rentokil Initial PLC	5,213,066	40,937,162
Rightmove PLC	4,911,687	45,124,828
Safestore Holdings PLC	1,627,465	23,002,958
Spirax-Sarco Engineering PLC	126,531	25,458,775
Total		338,059,502
United States 1.9%
Inter Parfums, Inc.	591,449	44,222,642
Vietnam 0.0%
Asia Commercial Bank JSC(a)	320,000	443,208
Total Common Stocks (Cost $1,465,713,887)		2,353,288,235

Securities Lending Collateral 0.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.030%(d),(e)	20,088,950	20,088,950
Total Securities Lending Collateral (Cost $20,088,950)		20,088,950

6	Columbia Acorn International® | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2021 (Unaudited)
Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(d),(f)	29,941,583	29,938,589
Total Money Market Funds (Cost $29,938,589)		29,938,589
Total Investments in Securities (Cost $1,515,741,426)		2,403,315,774
Obligation to Return Collateral for Securities Loaned		(20,088,950)
Other Assets & Liabilities, Net		1,812,570
Net Assets		$2,385,039,394
At September 30, 2021, securities and/or cash totaling $1,346,481 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	369	12/2021	USD	22,981,320	—	(680,243)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $19,043,472.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $11,910,430, which represents 0.50% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	61,934,514	450,795,908	(482,791,833)	—	29,938,589	—	30,199	29,941,583
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn International® | Quarterly Report 2021	7

Portfolio of Investments
Columbia Acorn USA®, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Consumer Discretionary 20.1%
Auto Components 3.0%
Dorman Products, Inc.(a)	37,320	3,533,084
LCI Industries	23,146	3,116,146
Visteon Corp.(a)	27,625	2,607,524
Total		9,256,754
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions, Inc.(a)	22,625	3,154,377
Hotels, Restaurants & Leisure 8.3%
Choice Hotels International, Inc.	24,161	3,053,226
Churchill Downs, Inc.	23,276	5,588,102
Planet Fitness, Inc., Class A(a)	102,132	8,022,469
Wendy’s Co. (The)	126,471	2,741,891
Wingstop, Inc.	38,710	6,345,730
Total		25,751,418
Household Durables 1.8%
Skyline Champion Corp.(a)	91,970	5,523,718
Internet & Direct Marketing Retail 1.0%
Poshmark, Inc., Class A(a),(b)	126,707	3,010,558
Leisure Products 0.9%
Brunswick Corp.	31,210	2,973,377
Specialty Retail 4.1%
Boot Barn Holdings, Inc.(a)	43,535	3,868,955
Five Below, Inc.(a)	30,943	5,471,032
Vroom, Inc.(a),(b)	162,478	3,585,890
Total		12,925,877
Total Consumer Discretionary		62,596,079
Consumer Staples 2.7%
Food & Staples Retailing 1.8%
BJ’s Wholesale Club Holdings, Inc.(a)	99,903	5,486,673
Household Products 0.9%
WD-40 Co.	12,497	2,892,805
Total Consumer Staples		8,379,478
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Matador Resources Co.	54,646	2,078,734
Total Energy		2,078,734
Financials 7.6%
Banks 1.1%
Lakeland Financial Corp.	48,245	3,436,974
Capital Markets 6.5%
Foresight Acquisition Corp.(a)	484,027	4,905,613
GCM Grosvenor, Inc., Class A(b)	399,884	4,606,664
Hamilton Lane, Inc., Class A	39,888	3,383,300
Houlihan Lokey, Inc., Class A	40,858	3,763,022
Open Lending Corp., Class A(a)	103,125	3,719,719
Total		20,378,318
Total Financials		23,815,292
Health Care 27.0%
Biotechnology 9.7%
Anika Therapeutics, Inc.(a)	84,050	3,577,168
Arcus Biosciences, Inc.(a)	90,226	3,146,181
CRISPR Therapeutics AG(a)	13,354	1,494,713
Fate Therapeutics, Inc.(a)	71,320	4,227,136
Insmed, Inc.(a)	140,494	3,869,205
Intellia Therapeutics, Inc.(a)	14,185	1,902,918
Iovance Biotherapeutics, Inc.(a)	43,100	1,062,846
Kura Oncology, Inc.(a)	157,311	2,946,435
Mirati Therapeutics, Inc.(a)	24,861	4,398,159
Natera, Inc.(a)	33,190	3,698,694
Total		30,323,455
Health Care Equipment & Supplies 1.3%
Glaukos Corp.(a)	31,345	1,509,889
Globus Medical, Inc., Class A(a)	34,005	2,605,463
Total		4,115,352
8	Columbia Acorn USA® | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 5.5%
Amedisys, Inc.(a)	38,777	5,781,650
Chemed Corp.	13,474	6,267,027
Encompass Health Corp.	17,875	1,341,340
National Research Corp., Class A	89,928	3,792,264
Total		17,182,281
Health Care Technology 1.7%
Doximity, Inc., Class A(a),(b)	34,513	2,785,199
Schrodinger, Inc.(a)	46,765	2,557,110
Total		5,342,309
Life Sciences Tools & Services 8.1%
Bio-Techne Corp.	5,335	2,585,181
Codexis, Inc.(a)	139,525	3,245,352
NanoString Technologies, Inc.(a)	54,507	2,616,881
NeoGenomics, Inc.(a)	70,000	3,376,800
Pacific Biosciences of California, Inc.(a)	160,030	4,088,766
Repligen Corp.(a)	31,921	9,224,850
Total		25,137,830
Pharmaceuticals 0.7%
Nuvation Bio, Inc.(a),(b)	225,836	2,244,810
Total Health Care		84,346,037
Industrials 15.8%
Aerospace & Defense 0.7%
Curtiss-Wright Corp.	17,702	2,233,638
Electrical Equipment 6.5%
Atkor, Inc.(a)	69,294	6,023,034
Plug Power, Inc.(a)	155,838	3,980,103
Shoals Technologies Group, Inc., Class A(a)	194,351	5,418,506
Sunrun, Inc.(a)	111,115	4,889,060
Total		20,310,703
Machinery 2.1%
ITT, Inc.	40,315	3,460,640
Watts Water Technologies, Inc., Class A	18,353	3,084,956
Total		6,545,596
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.3%
Exponent, Inc.	35,016	3,962,060
ICF International, Inc.	37,423	3,341,500
Total		7,303,560
Road & Rail 1.1%
Saia, Inc.(a)	13,928	3,315,282
Trading Companies & Distributors 3.1%
SiteOne Landscape Supply, Inc.(a)	48,868	9,747,700
Total Industrials		49,456,479
Information Technology 18.9%
Communications Equipment 1.3%
Calix, Inc.(a)	80,359	3,972,145
Electronic Equipment, Instruments & Components 1.8%
Advanced Energy Industries, Inc.	25,115	2,203,841
Badger Meter, Inc.	33,421	3,380,200
Total		5,584,041
IT Services 2.4%
Endava PLC, ADR(a)	55,370	7,522,015
Software 13.4%
Avalara, Inc.(a)	30,690	5,363,691
Blackline, Inc.(a)	82,127	9,695,914
Elastic NV(a)	33,701	5,021,112
Five9, Inc.(a)	9,800	1,565,452
j2 Global, Inc.(a)	39,592	5,409,059
Manhattan Associates, Inc.(a)	18,114	2,771,986
Mimecast Ltd.(a)	35,934	2,285,402
Olo, Inc., Class A(a)	148,321	4,454,080
Sprout Social, Inc., Class A(a)	17,620	2,148,759
Voyager Digital Ltd.(a)	303,399	3,054,111
Total		41,769,566
Total Information Technology		58,847,767
Materials 1.3%
Chemicals 1.3%
Avient Corp.	86,200	3,995,370
Total Materials		3,995,370

Columbia Acorn USA® | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.2%
Real Estate Management & Development 2.2%
Colliers International Group, Inc.	33,829	4,320,301
FirstService Corp.	13,489	2,434,495
Total		6,754,796
Total Real Estate		6,754,796
Total Common Stocks (Cost $234,618,358)		300,270,032

Limited Partnerships 1.4%

Consumer Discretionary 1.4%
Hotels, Restaurants & Leisure 1.4%
Cedar Fair LP(a)	92,580	4,293,861
Total Consumer Discretionary		4,293,861
Total Limited Partnerships (Cost $3,167,883)		4,293,861

Securities Lending Collateral 2.6%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.030%(c),(d)	8,028,475	8,028,475
Total Securities Lending Collateral (Cost $8,028,475)		8,028,475

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(c),(e)	6,904,706	6,904,015
Total Money Market Funds (Cost $6,903,988)		6,904,015
Total Investments in Securities (Cost: $252,718,704)		319,496,383
Obligation to Return Collateral for Securities Loaned		(8,028,475)
Other Assets & Liabilities, Net		260,514
Net Assets		311,728,422

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $7,753,409.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	3,540,814	111,945,633	(108,581,636)	(796)	6,904,015	796	4,703	6,904,706
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Acorn USA® | Quarterly Report 2021

Portfolio of Investments
Columbia Acorn International SelectSM, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Australia 2.3%
carsales.com Ltd.	602,427	10,813,280
Brazil 2.2%
TOTVS SA	1,558,223	10,312,327
Canada 1.8%
CCL Industries, Inc.	161,902	8,385,261
China 5.9%
NetEase, Inc., ADR	156,156	13,335,722
Shenzhou International Group Holdings Ltd.	690,700	14,659,052
Total		27,994,774
Denmark 3.3%
SimCorp AS	135,038	15,955,277
Finland 1.9%
Valmet OYJ	247,415	8,932,687
Germany 4.1%
Nemetschek SE	187,919	19,628,120
Italy 5.0%
Amplifon SpA	219,950	10,453,243
Nexi SpA(a)	715,351	13,339,632
Total		23,792,875
Japan 14.8%
Daifuku Co., Ltd.	144,600	13,561,428
Hikari Tsushin, Inc.	77,100	13,031,362
Obic Co., Ltd.	54,100	10,287,547
Recruit Holdings Co., Ltd.	309,600	18,924,565
Sekisui Chemical Co., Ltd.	855,200	14,694,204
Total		70,499,106
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	2
Netherlands 7.0%
IMCD NV	94,707	18,125,032
Koninklijke Philips NV	345,242	15,338,040
Total		33,463,072
New Zealand 3.4%
Fisher & Paykel Healthcare Corp., Ltd.	739,517	16,266,183
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 2.0%
Mapletree Logistics Trust	6,514,900	9,739,344
South Korea 1.9%
Koh Young Technology, Inc.	40,000	652,736
Korea Investment Holdings Co., Ltd.	114,612	8,236,252
Total		8,888,988
Sweden 12.0%
Hexagon AB, Class B	1,722,866	26,649,282
Sectra AB, Class B(a)	923,940	18,575,052
Sweco AB, Class B	761,755	12,025,329
Total		57,249,663
Switzerland 10.5%
Belimo Holding AG, Registered Shares	28,208	14,952,253
Lonza Group AG, Registered Shares	25,036	18,779,749
Partners Group Holding AG	10,574	16,502,201
Total		50,234,203
Taiwan 6.9%
Parade Technologies Ltd.	283,000	16,565,516
Voltronic Power Technology Corp.	267,852	16,333,530
Total		32,899,046
United Kingdom 14.0%
Dechra Pharmaceuticals PLC	312,084	20,394,346
Intermediate Capital Group PLC	409,621	11,216,512
Rentokil Initial PLC	2,295,723	18,027,852
Rightmove PLC	1,891,156	17,374,497
Total		67,013,207
Total Common Stocks (Cost $333,427,242)		472,067,415

Columbia Acorn International SelectSM | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, September 30, 2021 (Unaudited)
Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(d),(e)	6,069,550	6,068,943
Total Money Market Funds (Cost $6,068,943)		6,068,943
Total Investments in Securities (Cost $339,496,185)		478,136,358
Other Assets & Liabilities, Net		(1,245,328)
Net Assets		$476,891,030
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $2, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	3,594,978	79,226,030	(76,752,065)	—	6,068,943	—	2,753	6,069,550
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Acorn International SelectSM | Quarterly Report 2021

Portfolio of Investments
Columbia Thermostat FundSM, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 8.9%
	Shares	Value ($)
International 1.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,130,678	21,109,753
U.S. Large Cap 5.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	882,067	31,551,552
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	1,047,347	31,357,568
Columbia Large Cap Index Fund, Institutional 3 Class(a)	1,015,382	62,943,546
Total		125,852,666
U.S. Mid Cap 1.0%
Columbia Select Mid Cap Value Fund, Institutional 3 Class(a)	1,618,613	21,478,992
U.S. Small Mid Cap 1.0%
Columbia Acorn® Fund, Institutional 3 Class(a),(b)	1,128,907	20,907,365
Total Equity Funds (Cost $141,479,138)		189,348,776

Exchange-Traded Equity Funds 1.0%

U.S. Large Cap 1.0%
Columbia Research Enhanced Core ETF(a)	710,779	20,879,062
Total Exchange-Traded Equity Funds (Cost $14,426,187)		20,879,062

Exchange-Traded Fixed Income Funds 9.0%

Multisector 9.0%
Columbia Diversified Fixed Income Allocation ETF(a)	8,940,865	190,976,877
Total Exchange-Traded Fixed Income Funds (Cost $187,918,339)		190,976,877

Fixed Income Funds 80.8%
	Shares	Value ($)
Investment Grade 80.8%
Columbia Corporate Income Fund, Institutional 3 Class(a)	17,514,018	191,253,075
Columbia Quality Income Fund, Institutional 3 Class(a)	17,068,235	383,011,194
Columbia Short Term Bond Fund, Institutional 3 Class(a)	28,444,845	287,008,489
Columbia Total Return Bond Fund, Institutional 3 Class(a)	5,083,797	191,455,797
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	57,464,148	669,457,324
Total		1,722,185,879
Total Fixed Income Funds (Cost $1,725,147,716)		1,722,185,879

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 0.065%(a),(c)	20,387,496	20,385,457
Total Money Market Funds (Cost $20,385,457)		20,385,457
Total Investments in Securities (Cost: $2,089,356,837)		2,143,776,051
Other Assets & Liabilities, Net		(11,957,919)
Net Assets		2,131,818,132
Columbia Thermostat FundSM | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Acorn International®, Institutional 3 Class
	86,086,340	7,937,567	(75,823,509)	(18,200,398)	—	—	24,867,255	—	—
Columbia Acorn® Fund, Institutional 3 Class
	84,751,736	15,023,970	(64,355,679)	(14,512,662)	20,907,365	824,033	18,371,782	—	1,128,907
Columbia Contrarian Core Fund, Institutional 3 Class
	85,172,403	4,983,144	(50,083,262)	(8,520,733)	31,551,552	—	20,489,089	—	882,067
Columbia Corporate Income Fund, Institutional 3 Class
	84,644,993	114,230,096	(6,977,120)	(644,894)	191,253,075	—	(238,527)	2,500,149	17,514,018
Columbia Diversified Fixed Income Allocation ETF
	84,444,150	115,859,957	(6,200,742)	(3,126,488)	190,976,877	—	(83,901)	2,338,300	8,940,865
Columbia Dividend Income Fund, Institutional 3 Class
	83,970,346	6,162,809	(70,514,613)	(19,618,542)	—	—	30,600,431	412,805	—
Columbia Emerging Markets Fund, Institutional 3 Class
	—	22,239,378	—	(1,129,625)	21,109,753	—	—	—	1,130,678
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	84,343,847	7,479,800	(51,686,638)	(8,779,441)	31,357,568	1,606,765	20,249,078	62,300	1,047,347
Columbia Large Cap Index Fund, Institutional 3 Class
	254,114,521	21,816,833	(174,465,683)	(38,522,125)	62,943,546	2,106,705	70,579,252	111,633	1,015,382
Columbia Quality Income Fund, Institutional 3 Class
	169,430,970	228,769,942	(10,990,895)	(4,198,823)	383,011,194	—	(143,381)	5,427,703	17,068,235
Columbia Research Enhanced Core ETF
	83,125,929	6,453,488	(58,950,197)	(9,750,158)	20,879,062	—	23,684,348	—	710,779
Columbia Select Mid Cap Value Fund, Institutional 3 Class
	87,709,618	2,209,511	(54,956,121)	(13,484,016)	21,478,992	270,626	29,525,970	227,896	1,618,613
Columbia Short Term Bond Fund, Institutional 3 Class
	126,683,822	169,306,028	(8,536,789)	(444,572)	287,008,489	—	(14,022)	2,669,697	28,444,845
Columbia Short-Term Cash Fund, 0.061%
	6,901,030	313,422,882	(299,938,453)	(2)	20,385,457	—	2	4,226	20,387,496
Columbia Total Return Bond Fund, Institutional 3 Class
	84,645,589	114,804,651	(6,063,671)	(1,930,772)	191,455,797	—	(268,025)	3,384,673	5,083,797
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	295,666,771	405,146,088	(22,478,998)	(8,876,537)	669,457,324	—	(815,954)	4,478,714	57,464,148
Total	1,701,692,065			(151,739,788)	2,143,776,051	4,808,129	236,803,397	21,618,096

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Thermostat FundSM | Quarterly Report 2021

Portfolio of Investments
Columbia Acorn European FundSM, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Austria 1.4%
S&T AG	106,730	2,773,646
Cyprus 1.3%
TCS Group Holding PLC GDR(a)	27,573	2,507,256
Denmark 4.8%
ALK-Abello AS(b)	9,644	4,046,365
SimCorp AS	45,885	5,421,495
Total		9,467,860
Finland 1.5%
Valmet OYJ	82,297	2,971,256
France 1.4%
Robertet SA	2,409	2,773,722
Germany 13.9%
Eckert & Ziegler Strahlen- und Medizintechnik AG	32,026	4,122,269
Exasol AG(b)	97,562	1,338,050
Hypoport SE(b)	9,701	6,508,148
Jenoptik AG	129,392	4,360,517
Nemetschek SE	57,220	5,976,623
TeamViewer AG(b)	64,304	1,881,252
Washtec AG	54,954	3,453,447
Total		27,640,306
Greece 1.2%
JUMBO SA	146,853	2,391,161
Italy 8.4%
Amplifon SpA	108,568	5,159,753
Carel Industries SpA	135,475	3,695,642
GVS SpA	162,872	2,311,466
Nexi SpA(b)	301,175	5,616,213
Total		16,783,074
Malta 1.3%
Kindred Group PLC	171,093	2,565,712
Netherlands 5.6%
Argenx SE(b)	5,774	1,744,805
BE Semiconductor Industries NV	22,045	1,753,802
IMCD NV	31,933	6,111,340
Common Stocks (continued)
Issuer	Shares	Value ($)
Koninklijke Philips NV	36,808	1,635,266
Total		11,245,213
Spain 3.0%
Befesa SA	34,456	2,620,510
Vidrala SA	30,780	3,358,608
Total		5,979,118
Sweden 17.9%
AddTech AB, B Shares	313,779	5,591,420
Dometic Group AB	246,007	3,714,856
Dustin Group AB	262,789	2,826,188
Hexagon AB, Class B	493,821	7,638,420
Munters Group AB	478,491	3,924,387
Sectra AB, Class B(b)	380,995	7,659,591
Sweco AB, Class B	275,140	4,343,456
Total		35,698,318
Switzerland 8.6%
Belimo Holding AG, Registered Shares	8,839	4,685,301
Gurit Holding AG	861	1,613,076
Inficon Holding AG	2,081	2,430,048
Kardex Energy AG	10,723	3,019,402
Montana Aerospace AG(a),(b)	61,136	2,180,408
Partners Group Holding AG	2,087	3,257,055
Total		17,185,290
United Kingdom 25.1%
Abcam PLC(b)	88,535	1,786,995
Auto Trader Group PLC	409,294	3,227,776
Dechra Pharmaceuticals PLC	108,905	7,116,822
Diploma PLC	135,163	5,139,604
Genus PLC	50,052	3,659,126
Halma PLC	78,037	2,976,607
Intermediate Capital Group PLC	202,012	5,531,625
Rentokil Initial PLC	791,522	6,215,664
Rightmove PLC	671,041	6,165,012
Safestore Holdings PLC	254,109	3,591,634
Spirax-Sarco Engineering PLC	22,113	4,449,265
Total		49,860,130
Columbia Acorn European FundSM | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 2.8%
Inter Parfums, Inc.	73,769	5,515,708
Total Common Stocks (Cost $140,561,607)		195,357,770

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(c),(d)	2,804,667	2,804,387
Total Money Market Funds (Cost $2,804,387)		2,804,387
Total Investments in Securities (Cost $143,365,994)		198,162,157
Other Assets & Liabilities, Net		749,172
Net Assets		$198,911,329
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $4,687,664, which represents 2.36% of total net assets.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	2,989,602	75,457,422	(75,642,637)	—	2,804,387	—	1,796	2,804,667
Abbreviation Legend
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Columbia Acorn European FundSM | Quarterly Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT110_12_L01_(11/21)